Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Global Health Care Fund
Entity Central Index Key	0000357295
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Global Health Care Fund
Class Name	Class A
Trading Symbol	PHSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Global Health Care Fund returned 20.10%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	20.10	6.03	9.72
Class A (with sales charge)	13.20	4.78	9.07
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,540,889,507
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 9,021,646
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Global Health Care Fund
Class Name	Class C
Trading Symbol	PCHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.75%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Putnam Global Health Care Fund returned 19.20%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	19.20	5.24	9.06
Class C (with sales charge)	18.20	5.24	9.06
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,540,889,507
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 9,021,646
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Global Health Care Fund
Class Name	Class R
Trading Symbol	PHSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Putnam Global Health Care Fund returned 19.81%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	19.81	5.77	9.44
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,540,889,507
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 9,021,646
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Global Health Care Fund
Class Name	Class R6
Trading Symbol	PGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Global Health Care Fund returned 20.50%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	20.50	6.39	10.06
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,540,889,507
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 9,021,646
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Global Health Care Fund
Class Name	Class Y
Trading Symbol	PHSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Putnam Global Health Care Fund returned 20.40%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class Y	20.40	6.30	9.99
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,540,889,507
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 9,021,646
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

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*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

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*	Does not include derivatives, except purchased options, if any.

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*	Does not include derivatives, except purchased options, if any.